Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2018	2017
	€ 1,000	€ 1,000
Innovation credit	5,000	4,899
Accrued interest on innovation credit	2,016	1,683
Convertible notes	1,008	662

Total borrowings	8,024	7,244
Current portion	(2,000)	(1,960)
	6,024	5,284